Employee Future Benefits - Re-measurement Effects Recognized in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Experience	$ (2)	$ (11)
Demographic assumption changes	0	(14)
Economic assumption changes	101	(119)
Return on plan assets (excluding interest income)	(31)	129
Change in effect of asset limit (excluding interest)	(1)	10
Total re-measurement effects	67	(5)
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Experience	16	10
Demographic assumption changes	0	(1)
Economic assumption changes	19	(16)
Return on plan assets (excluding interest income)	(19)	17
Change in effect of asset limit (excluding interest)	0	0
Total re-measurement effects	$ 16	$ 10